UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada February 8, 2013
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 84
Form 13F Information Table Value Total: 3,329,827
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
12/31/2012

AGRIUM INC.            Common 008916108  43237  436120   SHS Sole None   436120
BANK OF MONTREAL       Common 063671101  250    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  117558 2045910  SHS Sole None   2045910
BARRICK GOLD CORP      Common 067901108  76057  2184289  SHS Sole None   2184289
BAYTEX ENERGY CORPORAT Common 07317Q105  3106   72445    SHS Sole None   72445
CAE INC.               Common 124765108  25697  2551754  SHS Sole None   2551754
CANADIAN NATIONAL RAIL Common 136375102  63010  697552   SHS Sole None   697552
CANADIAN NATURAL RESOU Common 136385101  99471  3473166  SHS Sole None   3473166
ENBRIDGE INC           Common 29250N105  39025  907126   SHS Sole None   907126
ENCANA CORP            Common 292505104  73400  3733482  SHS Sole None   3733482
GENWORTH MI CANADA INC Common 37252B102  11     487      SHS Sole None   487
GOLDCORP INC           Common 380956409  44383  1213634  SHS Sole None   1213634
IMPERIAL OIL LTD       Common 453038408  89655  2098169  SHS Sole None   2098169
MAGNA INTERNATIONAL CL ClassA 559222401  95597  1924252  SHS Sole None   1924252
MANULIFE FINANCIAL COR Common 56501R106  64586  4780585  SHS Sole None   4780585
OPEN TEXT CORP         Common 683715106  66420  637903   SHS Sole None   637903
POTASH CORP            Common 73755L107  150574 3719722  SHS Sole None   3719722
PRECISION DRILLING TRU Common 740215108  57012  6935759  SHS Sole None   6935759
ROGERS COMMUNICATIONS  ClassB 775109200  10     228      SHS Sole None   228
ROYAL BANK OF CANADA   Common 780087102  178629 3147149  SHS Sole None   3147149
SHAW COMMUNICATIONS IN ClassB 82028K200  37366  1635980  SHS Sole None   1635980
SUNCOR ENERGY INC      Common 8677229106 154566 4725356  SHS Sole None   4725356
TECK RESOURCES LTD. CL classB 878742204  133706 3698641  SHS Sole None   3698641
THOMSON REUTERS COPR   Common 884903105  104682 3637319  SHS Sole None   3637319
TORONTO-DOMINION BANK  Common 891160509  264947 3163547  SHS Sole None   3163547
3M CO                  Common 88579Y101  10     109      SHS Sole None   109
ADOBE SYSTEMS INC      Common 00724F101  29899  793503   SHS Sole None   793503
AFLAC INC              Common 001055102  44754  842515   SHS Sole None   842515
AMERICAN ELECTRIC POWE Common 025537101  10     238      SHS Sole None   238
AMERICAN INTERNATIONAL Common 026874784  34567  979239   SHS Sole None   979239
ANADARKO PETROLEUM COR Common 032511107  45188  608097   SHS Sole None   608097
APACHE CORP            Common 037411105  13380  170443   SHS Sole None   170443
APPLIED MATERIALS INC  Common 038222105  28039  2450920  SHS Sole None   2450920
AUTOMATIC DATA PROCESS Common 053015103  46     800      SHS Sole None   800
BLACKROCK INC          Common 09247X101  8      38       SHS Sole None   38
BOEING CO              Common 097023105  47228  626692   SHS Sole None   626692
CHECK POINT SOFTWARE T Common M22465104  21114  443204   SHS Sole None   443204
CHEVRON CORPORATION    Common 166764100  10     95       SHS Sole None   95
CISCO SYSTEMS INC      Common 17275R102  28001  1424994  SHS Sole None   1424994
DARDEN RESTAURANTS INC Common 237194105  8      188      SHS Sole None   188
DR. PEPPER SNAPPLE GRO Common 26138E109  10      225     SHS Sole None   225
FLUOR CORP             Common 343412102  41256  702356   SHS Sole None   702356
FORD MOTOR CO          Common 345370860  22236  1717096  SHS Sole None   1717096
GARMIN LTD             Common H2906T109  40133  984856   SHS Sole None   984856
GOLDMAN SACHS GROUP IN Common 38141G104  45829  359272   SHS Sole None   359272
GOOGLE INC CLASS A     ClassA 38259P508  20191  28543    SHS Sole None   28543
HARMAN INTERNATIONAL   Common 413086109  26838  601203   SHS Sole None   601203
INTEL CORP             Common 458140100  28398  1377228  SHS Sole None   1377228
JOHNSON & JOHNSON      Common 478160104  61905  883090   SHS Sole None   883090
JPMORGAN CHASE & CO    Common 46625H100  38093  866350   SHS Sole None   866350
LOCKHEED MARTIN CORP   Common 539830109  10      108     SHS Sole None   108
MERCK & CO. INC.       Common 58933Y105  26783  654191   SHS Sole None   654191
MICROSOFT CORPORATION  Common 594918104  62667  2346191  SHS Sole None   2346191
MONSANTO CO            Common 61166W101  57306  605453   SHS Sole None   605453
NATIONAL OILWELL VARCO Common 637071101  25232  369165   SHS Sole None   369165
NORFOLK SOUTHERN CORP  Common 655844108  34270  554179   SHS Sole None   554179
NUVEEN ARIZONA MUNICIP Common 67065L401  257    23126    SHS Sole None   23126
ORACLE CORP            Common 68389X105  22518  675801   SHS Sole None   675801
PFIZER INC             Common 717081103  13     505      SHS Sole None   505
PRINCIPAL HIGH YIELD F Common 74255L845  209    26541    SHS Sole None   26541
PROCTER & GAMBLE       Common 742718109  46524  685284   SHS Sole None   685284
PROSHARES ULTRA MSCI J Common 74347X708  6      100      SHS Sole None   100
QUALCOMM INC           Common 747525103  31758  513383   SHS Sole None   513383
REGIONS FINANCIAL CORP Common 7591EP100  26825  3762299  SHS Sole None   3762299
SANDISK CORPORATION    Common 80004C101  24878  571917   SHS Sole None   571917
SANDRIDGE ENERGY INC.  Common 80007P307  3      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  59674  861099   SHS Sole None   861099
SPDR TRUST SERIES      Common 78462F103  6      43       SHS Sole None   43
SPECTRA ENERGY CORP    Common 847560109  25483  930728   SHS Sole None   930728
STATE STREET CORP      Common 857477103  38076  809963   SHS Sole None   809963
SUNCOR ENERGY INC      Common 867224107  25848  783762   SHS Sole None   783762
THE MOSAIC CO          Common 61945C103  34571  610475   SHS Sole None   610475
THE WALT DISNEY CO.    Common 254687106  37205  747245   SHS Sole None   747245
THERMO FISHER SCIENTIF Common 883556102  26932  422262   SHS Sole None   422262
TRANSOCEAN LIMITED     Common H8817H100  15759  352861   SHS Sole None   352861
UNITED PARCEL SVC-CL B ClassB 911312106  10     138      SHS Sole None   138
UNITEDHEALTH GROUP INC Common 91324P102  40886  753789   SHS Sole None   753789
VANGUARD INTM TERM INV Common 922031810  474    45884    SHS Sole None   45884
VANGUARD INTM TERM BON Common 921937306  800    66748    SHS SOLE None   66748
VANGUARD MSCI EAFE ETF Common 921943858  115    3275     SHS SOLE None   3275
WAL-MART STORES INC    Common 931142103  10     141      SHS SOLE None   141
WELLS FARGO & COMPANY  Common 949746101  51531  1507645  SHS SOLE None   1507645
WISDOMTREE LARGE CAP D Common 97717W307  42     777      SHS SOLE None   777
ZIMMER HOLDINGS        Common 98956P102  13038  195587   SHS SOLE None   195587